UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 03061)

Exact name of registrant as specified in charter:	Putnam Global Natural Resources Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: August 31, 2009

Date of reporting period: November 30, 2008

Item 1. Schedule of Investments:

Putnam Global Natural Resources Fund
The fund's portfolio
11/30/08 (Unaudited)

COMMON STOCKS (101.2%)(a)
	Shares	Value

Chemicals (13.1%)
Air Liquide SA (France)	30,968	$2,637,133
BASF SE (Germany)	159,133	5,118,725
Givaudan SA (Switzerland)	3,603	2,368,927
Linde AG (Germany)	17,026	1,249,943
Monsanto Co.	200,100	15,847,920
Potash Corp. of Saskatchewan (Canada)	88,000	5,424,320
Syngenta AG (Switzerland)	72,515	12,915,423
		45,562,391

Containers (3.1%)
Ball Corp.	108,400	3,951,180
Owens-Illinois, Inc. (NON)	168,500	3,407,070
Pactiv Corp. (NON)	145,700	3,641,043
		10,999,293

Energy (oil field) (8.0%)
Aker Solutions ASA (Norway)	155,100	897,698
Cameron International Corp. (NON)	100,600	2,122,660
FMC Technologies, Inc. (NON)	61,600	1,692,152
Halliburton Co.	190,700	3,356,320
National-Oilwell Varco, Inc. (NON)	116,100	3,284,469
Saipem SpA (Italy)	110,919	1,732,128
Schlumberger, Ltd.	183,100	9,290,494
Transocean, Inc. (NON)	65,200	4,360,576
Weatherford International, Ltd. (NON)	82,300	1,050,971
		27,787,468

Forest products and packaging (0.3%)
Smurfit Kappa PLC (Ireland)	421,574	978,023
		978,023

Metals (14.4%)
ArcelorMittal (Luxembourg)	303,607	7,339,923
BHP Billiton PLC (United Kingdom)	1,508,338	27,482,177
Freeport-McMoRan Copper & Gold, Inc. Class B	44,600	1,069,954
Nucor Corp.	108,900	3,885,552
Rio Tinto PLC (United Kingdom)	340,082	8,487,903
Salzgitter AG (Germany)	30,892	2,153,803
		50,419,312

Oil and gas (62.3%)
Apache Corp.	132,431	10,236,916
BG Group PLC (United Kingdom)	653,286	9,370,323
BP PLC (United Kingdom)	760,918	6,170,557
Chevron Corp.	403,000	31,841,030
China Petroleum & Chemical Corp. ADR (China)	101,726	6,767,831
Devon Energy Corp.	148,174	10,718,907
ENI SpA (Italy)	454,067	10,152,757
EOG Resources, Inc.	116,472	9,902,449
Exxon Mobil Corp.	384,600	30,825,690
Hess Corp.	128,500	6,944,140
Lukoil ADR (Russia)	47,133	1,508,256
Marathon Oil Corp.	327,698	8,579,134
Nexen, Inc. (Canada)	424,798	8,749,878
Noble Energy, Inc.	51,400	2,687,192
Occidental Petroleum Corp.	298,306	16,150,287
Saras SpA (Italy)	1,210,837	4,406,919
StatoilHydro ASA (Norway)	289,600	4,921,280
Suncor Energy, Inc. (Canada)	207,389	4,791,054
Total SA (France)	325,774	17,098,998
Ultra Petroleum Corp. (NON)	104,700	4,253,961
XTO Energy, Inc.	289,232	11,060,232
		217,137,791

Total common stocks (cost $452,597,906)		$352,884,278

INVESTMENT COMPANIES (0.4%)(a)
	Shares	Value

Energy Select Sector SPDR Fund	1,800	$90,144
iShares S&P Global Energy Sector Index Fund	29,400	894,936
iShares S&P Global Materials Index Fund	10,900	405,371
Materials Select Sector SPDR Trust	1,700	39,440

Total investment companies (cost $2,119,941)		$1,429,891

SHORT-TERM INVESTMENTS (0.4%)(a)
	Shares	Value

Federated Prime Obligations Fund	1,348,248	$1,348,248

Total short-term investments (cost $1,348,248)		$1,348,248

TOTAL INVESTMENTS

Total investments (cost $456,066,095) (b)		$355,662,417

FORWARD CURRENCY CONTRACTS TO BUY at 11/30/08 (aggregate face value $86,288,574) (Unaudited)

				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$16,721,466	$19,412,223	1/21/09	$(2,690,757)
British Pound	5,944,712	6,525,390	12/17/08	(580,678)
Canadian Dollar	16,881,643	19,018,578	1/21/09	(2,136,935)
Euro	20,297,790	22,208,372	12/17/08	(1,910,582)
Japanese Yen	17,944,968	17,428,498	12/17/08	516,470
Norwegian Krone	98,565	99,151	12/17/08	(586)
Swedish Krona	1,315,618	1,596,362	12/17/08	(280,744)

Total				$(7,083,812)

FORWARD CURRENCY CONTRACTS TO SELL at 11/30/08 (aggregate face value $58,006,204) (Unaudited)

				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$2,677,585	$2,485,136	1/21/09	$(192,449)
British Pound	2,035,485	2,014,440	12/17/08	(21,045)
Canadian Dollar	1,883,219	2,159,815	1/21/09	276,596
Euro	30,798,683	34,569,146	12/17/08	3,770,463
Hong Kong Dollar	3,323,929	3,323,183	12/17/08	(746)
Norwegian Krone	2,388,273	2,569,178	12/17/08	180,905
Swiss Franc	10,220,892	10,885,306	12/17/08	664,414

Total				$4,678,138

NOTES

(a) Percentages indicated are based on net assets of $348,633,515.

(b) The aggregate identified cost on a tax basis is $466,532,043, resulting in gross unrealized appreciation and depreciation of $22,957,356 and $133,826,982, respectively, or net unrealized depreciation of $110,869,626.

(NON) Non-income-producing security.

At November 30, 2008, liquid assets totaling $2,405,674 have been designated as collateral for open forward contracts.

ADR after the name of a foreign holding stands for American Depository Receipts, representing ownership of foreign securities on deposit with a custodian bank.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of issue at November 30, 2008 (as a percentage of Portfolio Value):

United States	57.1%
United Kingdom	14.5
France	5.5
Canada	5.3
Italy	4.6
Switzerland	4.3
Germany	2.4
Luxembourg	2.1
China	1.9
Norway	1.6
Other	0.7

Total	100.0%

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

At November 30, 2008, fair value pricing was used for certain foreign securities in the portfolio.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation which Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam Investments, LLC. does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Forward currency contracts The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments), or for other investment purposes. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.

The fund invested in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Management. Investments in Putnam Prime Money Market Fund were valued at its closing net asset value each business day. Management fees paid by the fund were reduced by an amount equal to the management fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $2,776 for the period ended November 30, 2008. During the period ended November 30, 2008, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $7,747,059 and $10,160,720, respectively.

On September 17, 2008, the Trustees of the Putnam Prime Money Market Fund voted to close that fund effective September 17, 2008. On September 24, 2008, the fund received shares of Federated Prime Obligations Fund, an unaffiliated management investment company registered under the Investment Company Act of 1940, in liquidation of its shares of Putnam Prime Money Market Fund.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of SFAS 157 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. The Standard establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of November 30, 2008:

Valuation inputs	Investments in securities	Other financial instruments*

Level 1	$230,179,777	$--

Level 2	125,482,640	(2,405,674)

Level 3	--	--

Total	$355,662,417	$(2,405,674)

* Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts which are valued at the unrealized appreciation/(depreciation) on the instrument.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Global Natural Resource Fund

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: January 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: January 28, 2009

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: January 28, 2009